Note 13 - Stockholders' Equity (deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 13 - Stockholders' Equity (deficit)

NOTE 13 – STOCKHOLDERS' EQUITY (DEFICIT)

On February 9, 2015, we authorized the issuance of 25,000 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $2.00 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $50,000.

On April 10, 2015, we authorized the issuance of 5,612 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $1.47 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $8,250.

On July 10, 2015, we authorized the issuance of 24,038 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $1.04 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $25,000.

On October 10, 2015, we authorized the issuance of 77,640 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $0.322 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $25,000.

On November 10, 2015, we entered into an agreement to exchange 10 million shares of our common stock for 10 million shares of MHB, Inc. Through this transaction, we acquired 49% of the issued and outstanding common shares of MHB, Inc. The shares were valued at $0.29 per share, the closing stock price on the date of grant, for a total of $2,900,000.

On January 14, 2016, we granted 50,000 shares of common stock to Convurge, LLC, the successor-in-interest to Loyl.Me LLC, in connection with an amendment to the license agreement. The shares were valued at $0.28 per share, the closing stock price on the date of grant, for a total noncash expense of $14,000.

On February 8, 2016, we granted 25,000 shares of common stock in consideration for accounting services rendered. The shares were valued at $0.25 per share, the closing stock price on the date of grant, for a total noncash expense of $6,250.

On February 11, 2016, we granted 62,500 shares of common stock in consideration for consulting services rendered. The shares were valued at $0.25 per share, the closing stock price on the date of grant, for a total noncash expense of $15,625.

On March 31, 2016, we, LuvBuds, LLC, Brett Harris, and Tag Distributing LLC, doing business as Consigliere Inc., entered into an Agreement of Termination, Compromise, Settlement and Mutual Release of Claims to resolve, compromise, settle, and dispose of and any and all disputes and claims that exist or may exist among the parties. Pursuant to the terms of the agreement, Mr. Harris retained the stock grant for 300,000 shares of common stock. The shares were valued at $0.22 per share, the closing stock price on the date of grant, for a total noncash expense of $66,000.

On May 23, 2016, we entered into Amendment No. 1 to 10% Convertible Promissory Note of CannaSys to amend the terms of the 10% Convertible Promissory Note of CannaSys, Inc. dated November 18, 2015 with Tangiers Investment Group, LLC. In consideration of Tangiers Investment Group's agreement not to submit a notice of conversion prior to June 10, 2016, we issued a stock grant of 100,000 restricted shares of common stock to Tangiers Investment Group. The shares were valued at $0.06 per share, the closing stock price on the date of grant, for a total noncash expense of $6,000.

The following table reflects the amounts of principal converted, and the corresponding number of shares issued, in connection with outstanding convertible promissory notes during the quarter ended June 30, 2016:

				Amount Converted
Date	Note Holder	Price	Shares Issued	Principal	Interest
4/29/2016	Blackbridge Capital	$0.069	333,333	$25,000.00	$-
5/3/2016	EMA Financial LLC	0.075	70,000	5,250.00	-
5/19/2016	Blackbridge Capital, LLC	0.001	121,212	(1)	-
5/27/2016	Blackbridge Capital, LLC	0.001	2,045,455	(1)	-
5/27/2016	EMA Financial LLC	0.006	1,000,000	5,500.00	-
6/3/2016	Black Forest Capital. LLC	0.010	1,000,000	10,000.00	-
6/6/2016	Auctus Fund, LLLC	0.011	1,094,051	9,592.30	2,442.26
6/8/2016	Blackbridge Capital, LLC	0.004	2,000,000	10,000.00	-
6/8/2016	EMA Financial LLC	0.003	1,272,600	3,744.63	-
6/9/2016	EMA Financial LLC	0.002	1,486,592	2,861.69	-
6/9/2016	Tangiers Investment Group, LLC	0.004	2,701,299	10,400.00	-
6/10/2016	Auctus Fund	0.004	1,067,391	4,011.67	97.79
6/10/2016	Black Forest Capital. LLC	0.003	1,428,572	5,000.00	-
6/10/2016	Blackbridge Capital, LLC	0.003	2,857,143	10,000.00	-
6/13/2016	EMA Financial LLC	0.001	2,006,610	2,207.27	-
6/14/2016	Blackbridge Capital, LLC	0.001	1,636,364	(2)	-
6/14/2016	Tangiers Investment Group, LLC	0.003	3,685,950	11,150.00	-
6/15/2016	Black Forest Capital. LLC	0.003	1,818,182	5,000.00	-
6/16/2016	Tangiers Investment Group, LLC	0.002	1,112,639	2,509.00	-
6/17/2016	Black Forest Capital. LLC	0.002	2,450,000	5,022.50	-
6/17/2016	Blackbridge Capital, LLC	0.001	2,020,906	(3)	-
6/20/2016	Adar Bays LLC	0.002	2,153,846	4,415.39	-
6/20/2016	Blackbridge Capital, LLC	0.001	1,241,685	(2)	-
6/21/2016	Black Forest Capital. LLC	0.002	2,450,000	5,022.50	-
6/22/2016	Black Forest Capital. LLC	0.002	2,700,000	5,535.00	-
6/27/2016	Blackbridge Capital, LLC	0.002	243,902	500.00	-
			41,997,732	$142,721.95	$2,540

 (1) Additional shares issued for the April 29, 2016, conversion.

(2) Additional shares issued for the June 8, 2016, conversion.

(3) Additional shares issued for the June 10, 2016, conversion.

NOTE 13 – STOCKHOLDERS' EQUITY (DEFICIT)

During the year ended December 31, 2014, we sold 2,040,000 shares of common stock to B44 LLC for total cash proceeds of $200,000.

During the year ended December 31, 2014, we issued 675,000 share of common stock for compensation of $1,012,500.

During the year ended December 31, 2014, we issued 1,000,000 shares of common stock for total cash proceeds of $500,000.

During the year ended December 31, 2014, we issued 645,667 shares of common stock for total cash proceeds of $387,400.

In connection with the Merger consummated on or about August 15, 2014, we issued a total of 6,000,000 unregistered shares of common stock to a total of 17 persons in exchange for 100% of the issued and outstanding shares of CannaSys-Colorado. Our shareholders prior to the merger retained an aggregate of 2,723,088 shares of common stock, eliminating 1,601,912 shares in consolidation. The Merger was consummated in order to raise capital for the Company to allow it to deliver its products to market.

On February 9, 2015, we authorized the issuance of 25,000 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $2.00 per share, the closing stock price on the date of grant, for total non-cash stock compensation expense of $50,000.

On April 10, 2015, we authorized the issuance of 5,612 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $1.47 per share, the closing stock price on the date of grant, for total non-cash stock compensation expense of $8,250.

On July 10, 2015, we authorized the issuance of 24,038 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $1.04 per share, the closing stock price on the date of grant, for total non-cash stock compensation expense of $25,000.

On October 10, 2015, we authorized the issuance of 77,640 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $0.322 per share, the closing stock price on the date of grant, for total non-cash stock compensation expense of $25,000.

On November 11, 2015, we entered into an agreement to exchange 10 million shares of our common stock for 10 million shares of MHB, Inc. Through this transaction, we acquired 49% of the issued and outstanding common shares of MHB, Inc. The shares were valued at $0.29 per share, the closing stock price on the date of grant, for a total of $2,900,000.